CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents

Cash Equivalents

Cash and cash equivalents consist of the following (in thousands):

	December 31, 2021
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$376,492	$—	$—	$376,492	$376,492
Money market funds	408,082	—	—	408,082	408,082
Total	$784,574	$—	$—	$784,574	$784,574

	December 31, 2020
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$209,327	$—	$—	$209,327	$209,327
Money market funds	103,472	—	—	103,472	103,472
Total	$312,799	$—	$—	$312,799	$312,799

Schedule of reconciliation of cash and cash equivalents and restricted cash

A reconciliation of cash and cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows is shown below (in thousands):

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$784,574	$312,799
Restricted cash	2,148	12,077
Total	$786,722	$324,876